KEELEY Small-Mid Cap Value Fund
Schedule of Investments—December 31, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 99.2%
Banking  — 4.1%
14,848 Columbia Banking System Inc. ......................... $ 401,044
9,552 NCR Atleos Corp.† ............................................ 324,004
3,314 Wintrust Financial Corp. ................................... 413,289
1,138,337
Broadcasting  — 0.9%
1,513 Nexstar Media Group Inc. ................................ 239,009
Building and Construction  — 8.6%
4,807 Everus Construction Group Inc.† ..................... 316,027
3,560 Fortune Brands Innovations Inc. ...................... 243,255
5,856 Knife River Corp.† ............................................. 595,204
39,482 Landsea Homes Corp.† ..................................... 335,202
9,747 Summit Materials Inc., Cl. A† ........................... 493,198
11,149 Tri Pointe Homes Inc.† ...................................... 404,263
2,387,149
Business Services  — 8.1%
6,464 Howard Hughes Holdings Inc.† ...................... 497,211
3,546 Lamar Advertising Co., Cl. A, REIT ................. 431,690
23,497 Outfront Media Inc., REIT ................................ 416,839
15,667 Vestis Corp. ........................................................ 238,765
10,031 Vontier Corp. ..................................................... 365,830
1,574 WEX Inc.† ........................................................... 275,954
2,226,289
Communication Services  — 2.3%
11,412 RXO Inc.† ........................................................... 272,062
6,873 Ziff Davis Inc.† ................................................... 373,479
645,541
Computer Software and Services  — 3.2%
11,075 Amentum Holdings Inc.† ................................. 232,907
11,539 N-able Inc.† ........................................................ 107,774
17,019 NCR Voyix Corp.† ............................................. 235,543
2,657 TD SYNNEX Corp. ............................................ 311,613
887,837
Consumer Products  — 6.6%
2,609 Brunswick Corp. ................................................ 168,750
5,439 Hasbro Inc. ......................................................... 304,095
6,445 Kontoor Brands Inc. ........................................... 550,467
3,170 PVH Corp. .......................................................... 335,228
5,586 Spectrum Brands Holdings Inc. ........................ 471,961
1,830,501
Containers and Packaging  — 1.0%
92,697 Ardagh Metal Packaging SA ............................. 279,018
Diversified Industrial  — 9.4%
3,054 Chart Industries Inc.† ........................................ 582,825
1,719 Crane Co. ............................................................ 260,858
5,097 Crane NXT Co. ................................................... 296,747
3,263 Esab Corp. .......................................................... 391,364
10,297 GXO Logistics Inc.† ........................................... 447,920
1,884 ITT Inc. ............................................................... 269,186
5,048 nVent Electric plc ............................................... 344,072
2,592,972
Energy and Utilities  — 12.9%
63,241 Algonquin Power & Utilities Corp. .................. 281,423
2,837 Chord Energy Corp. .......................................... 331,702
6,435 Evergy Inc. ......................................................... 396,074
3,437 Expand Energy Corp. ........................................ 342,153
4,087 International Seaways Inc. ................................ 146,887
Shares
Market
Value
17,729 MDU Resources Group Inc. .............................. $ 319,477
5,792 NRG Energy Inc. ................................................ 522,554
11,499 Sable Offshore Corp.† ....................................... 263,327
6,185 Southwest Gas Holdings Inc. ............................ 437,341
18,329 TechnipFMC plc ................................................. 530,441
3,571,379
Entertainment  — 0.9%
6,066 Atlanta Braves Holdings Inc., Cl. C† ................ 232,085
544 Seaport Entertainment Group Inc.† ................. 15,205
247,290
Financial Services  — 12.3%
7,525 Air Lease Corp. .................................................. 362,780
7,448 Amerant Bancorp Inc. ....................................... 166,910
9,345 Enact Holdings Inc. ........................................... 302,591
11,179 Equitable Holdings Inc. ..................................... 527,314
10,962 FS KKR Capital Corp. ........................................ 238,095
3,902 Popular Inc. ........................................................ 367,022
4,764 SouthState Corp. ................................................ 473,923
7,892 Synovus Financial Corp. ................................... 404,307
9,728 Virtu Financial Inc., Cl. A .................................. 347,095
3,227 Voya Financial Inc. ............................................ 222,114
3,412,151
Food and Beverage  — 4.8%
1,884 Kellanova ............................................................ 152,548
4,660 Lamb Weston Holdings Inc. ............................. 311,428
7,217 Molson Coors Beverage Co., Cl. B .................... 413,678
24,914 WK Kellogg Co. ................................................. 448,203
1,325,857
Health Care  — 13.7%
15,439 CareTrust REIT Inc. ........................................... 417,625
7,470 Concentra Group Holdings Parent Inc. ........... 147,757
20,947 Embecta Corp. .................................................... 432,555
7,429 Enovis Corp.† ..................................................... 325,984
9,219 GRAIL Inc.† ....................................................... 164,559
743 Labcorp Holdings Inc. ....................................... 170,385
9,702 Organon & Co. ................................................... 144,754
14,948 Perrigo Co. plc ................................................... 384,313
6,433 Solventum Corp.† .............................................. 424,964
14,163 Strawberry Fields REIT Inc. .............................. 149,278
3,329 The Ensign Group Inc. ...................................... 442,291
13,184 The Pennant Group Inc.† .................................. 349,640
17,161 Zimvie Inc.† ....................................................... 239,396
3,793,501
Hotels and Gaming  — 3.3%
7,355 Gaming and Leisure Properties Inc., REIT ...... 354,217
6,659 VICI Properties Inc., REIT ................................. 194,509
3,616 Wyndham Hotels & Resorts Inc. ...................... 364,457
913,183
Metals and Mining  — 2.8%
6,099 Kaiser Aluminum Corp. .................................... 428,577
18,387 Osisko Gold Royalties Ltd. ............................... 332,804
761,381
Real Estate  — 0.9%
9,650 Sila Realty Trust Inc., REIT ............................... 234,688
Retail  — 2.0%
7,096 Bath & Body Works Inc. .................................... 275,112
900 Penske Automotive Group Inc. ......................... 137,196

KEELEY Small-Mid Cap Value Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
3,403 Victoria's Secret & Co.† ..................................... $ 140,952
553,260
Specialty Chemicals  — 1.4%
2,619 Ashland Inc. ....................................................... 187,154
5,723 Valvoline Inc.† .................................................... 207,058
394,212
TOTAL COMMON STOCKS ......................... 27,433,555
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
7,970 Electriq Power Holdings Inc., expire
07/31/28† ......................................................... 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.8%
$ 220,000 U.S. Treasury Bill,
4.219%††, 03/27/25 .......................................... 217,852
TOTAL INVESTMENTS — 100.0%
(Cost $18,673,268) ........................................... $ 27,651,407
† Non-income producing security.
†† Represents annualized yield at date of purchase.
REIT Real Estate Investment Trust